Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 28, 2024
Basis of Presentation and Summary of Significant Accounting Policies
Inventories

Inventories are stated at the lower of cost or net realizable value and are valued using the first-in, first-out method. Management periodically reviews inventory balances, using recent and future expected sales to identify slow-moving and/or obsolete items. The cost of spare parts is charged to cost of goods sold when purchased. We evaluate our reserve for inventory obsolescence on a quarterly basis and review inventory on-hand to determine future salability. We base our determinations on the age of the inventory and the experience of our personnel. We reserve inventory that we deem to be not salable in the quarter in which we make the determination. We believe, based on past history and our policies and procedures, that our net inventory is salable. Inventory as of fiscal 2024 and 2023 was:

Inventories:	2024	2023
Finished goods	$835	$786
Raw materials	534	519
	$1,369	$1,305

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets ranging from 15 to 40 years for buildings and improvements, 2 to 20 years for machinery, equipment, and tooling, and over the term of the agreement for capital leases. Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the lease term. Repairs and maintenance costs are charged to expense as incurred. Property, plant and equipment as of fiscal 2024 and 2023 was:

Property, plant and equipment:	2024	2023
Land, buildings and improvements	$1,362	$1,309
Equipment and construction in progress	6,520	6,096
	7,882	7,405
Less accumulated depreciation	(4,255)	(3,828)
	$3,627	$3,577

Goodwill

The changes in the carrying amount of goodwill by reportable segment are as follows:

	Consumer	Consumer
	Packaging	Packaging
	International	North America	Flexibles	Total
Balance as of fiscal 2022	$1,712	$1,540	$798	$4,050
Foreign currency translation adjustment	81	1	17	99
Acquisitions	—	38	—	38
Balance as of fiscal 2023	$1,793	$1,579	$815	$4,187
Foreign currency translation adjustment	107	(1)	16	122
Acquisitions	—	35	—	35
Dispositions	(49)	—	—	(49)
Balance as of fiscal 2024	$1,851	$1,613	$831	$4,295

Intangible Assets

The changes in the carrying amount of intangible assets are as follows:

	Customer		Other	Accumulated
	Relationships	Trademarks	Intangibles	Amortization	Total
Balance as of fiscal 2022	$2,548	$449	$44	$(1,527)	$1,514
Foreign currency translation adjustment	63	11	—	(21)	53
Amortization expense	—	—	—	(192)	(192)
Acquisitions	35	3	—	—	38
Balance as of fiscal 2023	$2,646	$463	$44	$(1,740)	$1,413
Foreign currency translation adjustment	69	13	—	(38)	44
Amortization expense	—	—	—	(186)	(186)
Acquisitions	18	1	3	—	22
Balance as of fiscal 2024	$2,733	$477	$47	$(1,964)	$1,293

Annual Lease Commitments Under Operating and Finance Leases

At September 28, 2024, annual lease commitments were as follows:

Fiscal Year	Operating Leases	Finance Leases
2025	$118	$9
2026	105	11
2027	94	3
2028	79	2
2029	64	1
Thereafter	295	8
Total lease payments	755	34
Less: Interest	(137)	(5)
Present value of lease liabilities	$618	$29

Accumulated Other Comprehensive Income (Loss)

The accumulated balances related to each component of other comprehensive income (loss), net of tax before reclassifications were as follows:

		Defined Benefit
	Currency	Pension and Retiree	Derivative	Accumulated Other
	Translation	Health Benefit Plans	Instruments	Comprehensive Loss
Balance as of fiscal 2022	$(455)	$(32)	$84	$(403)
Other comprehensive income (loss)	115	(53)	39	101
Net amount reclassified from accumulated other comprehensive income (loss)	—	1	(35)	(34)
Balance as of fiscal 2023	$(340)	$(84)	$88	$(336)
Other comprehensive income (loss)	111	40	(70)	81
Net amount reclassified from accumulated other comprehensive income (loss)	—	—	(40)	(40)
Balance as of fiscal 2024	$(229)	$(44)	$(22)	$(295)